12 Financial assets and financial liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Financial Assets And Financial Liabilities
Right-of-use assets, balance at beginning	R$ 274,275	R$ 212,360
Right-of-use assets, additions	64,743	19,100
Right-of-use assets, remeasurement	34,161
Right-of-use assets, business combinations	76,855	61,145
Right-of-use assets, depreciation expense	(29,386)	(18,330)
Right-of-use assets, interest expense
Right-of-use assets, payments of lease liabilities
Right-of-use assets, disposals	(1,574)
Right-of-use assets, balance at ending	419,074	274,275	R$ 212,360
Right-of-use assets, current
Right-of-use assets, non-current				419,074	274,275
Lease liabilities, balance at beginning	284,515	212,360
Lease liabilities, additions	64,743	19,100
Lease liabilities, remeasurement	34,161
Lease liabilities, business combinations	76,855	61,365
Lease liabilities, depreciation expense
Lease liabilities, interest expense	44,458	31,469
Lease liabilities, payments of lease liabilities	(55,455)	(39,779)
Lease liabilities, disposals	(1,574)
Lease liabilities, balance at ending	R$ 284,515	R$ 212,360	R$ 212,360	447,703	284,515
Lease liabilities, current				61,976	22,693
Lease liabilities, non-current				R$ 385,727	R$ 261,822